UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF EQUITY TRUST

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2016

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 87.7%
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
Cheng Shin Rubber Industry Co., Ltd.	4,000	$6,194	(a)
Hyundai Mobis Co., Ltd.	35	7,590	*(a)

Total Auto Components		13,784

Automobiles - 1.9%
Brilliance China Automotive Holdings Ltd.	4,000	3,841	(a)
BYD Co., Ltd., Class H Shares	1,000	4,598	*(a)
Dongfeng Motor Group Co., Ltd., Class H Shares	4,000	4,763	(a)
Ford Otomotiv Sanayi AS	1,771	19,388	(a)
Geely Automobile Holdings Ltd.	10,000	4,260	(a)
Great Wall Motor Co., Ltd., Class H Shares	4,000	3,034	(a)
Hyundai Motor Co.	77	8,631	(a)
Kia Motors Corp.	148	5,654	(a)
PT Astra International Tbk	62,300	29,526	(a)
Tofas Turk Otomobil Fabrikasi AS	3,237	22,357	(a)
UMW Holdings Berhad	5,000	8,451	(a)

Total Automobiles		114,503

Diversified Consumer Services - 0.3%
Estacio Participacoes SA	1,084	3,174
Kroton Educacional SA	4,829	10,262
New Oriental Education & Technology Group Inc., Sponsored ADR	200	6,282

Total Diversified Consumer Services		19,718

Hotels, Restaurants & Leisure - 1.8%
Berjaya Sports Toto Berhad	7,100	5,346	(a)
Genting Berhad	18,500	35,179	(a)
Genting Malaysia Berhad	24,800	26,798	(a)
Minor International PCL	22,600	21,346	(a)
OPAP SA	2,953	21,762	(a)

Total Hotels, Restaurants & Leisure		110,431

Household Durables - 0.7%
Arcelik AS	6,147	32,101	(a)
Haier Electronics Group Co., Ltd.	2,000	3,498	(a)
Steinhoff International Holdings NV	1,739	8,353

Total Household Durables		43,952

Internet & Catalog Retail - 0.6%
Ctrip.com International Ltd., ADR	300	12,804	*
JD.com Inc., ADR	400	10,412	*
Qunar Cayman Islands Ltd., ADR	100	4,408	*
Vipshop Holdings Ltd., ADR	500	6,420	*

Total Internet & Catalog Retail		34,044

Leisure Products - 0.2%
Giant Manufacturing Co., Ltd.	1,000	6,647	(a)
Merida Industry Co., Ltd.	1,000	4,452	(a)

Total Leisure Products		11,099

Media - 1.9%
Alibaba Pictures Group Ltd.	10,000	2,020	*(a)
Astro Malaysia Holdings Berhad	13,900	9,349	(a)
BEC World PCL	13,100	10,999	(a)
Cyfrowy Polsat SA	2,097	11,088	*(a)
Grupo Televisa SA	8,176	43,297
Naspers Ltd., Class N Shares	278	35,098	(a)
Surya Citra Media Tbk PT	20,700	4,089	(a)

Total Media		115,940

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Multiline Retail - 1.7%
El Puerto de Liverpool SAB de CV, Class C1 Shares	690	$8,238
Lojas Renner SA	2,661	11,802
Matahari Department Store Tbk PT	7,700	9,046	(a)
S.A.C.I. Falabella	10,200	67,199
Woolworths Holdings Ltd.	877	5,178	(a)

Total Multiline Retail		101,463

Specialty Retail - 0.7%
FF Group	445	6,974	*(a)
Home Product Center PCL	55,200	10,505	(a)
Hotai Motor Co., Ltd.	1,000	10,307	(a)
JUMBO SA	1,346	14,239	*(a)

Total Specialty Retail		42,025

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd.	1,000	2,418	(a)
Belle International Holdings Ltd.	6,000	4,041	(a)
CCC SA	250	7,335	(a)
Feng Tay Enterprise Co., Ltd.	1,000	5,409	(a)
LPP SA	14	18,411	(a)
Pou Chen Corp.	6,000	7,519	(a)
Shenzhou International Group	1,000	5,384	(a)

Total Textiles, Apparel & Luxury Goods		50,517

TOTAL CONSUMER DISCRETIONARY		657,476

CONSUMER STAPLES - 11.9%
Beverages - 1.5%
AMBEV SA	4,040	18,847
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,117	13,145	(a)
Arca Continental SAB de CV	493	2,962
Coca-Cola Femsa SAB de CV, Series L Shares	493	3,470
Coca-Cola Icecek AS	758	8,420	(a)
Compania Cervecerias Unidas SA	1,803	19,726
Fomento Economico Mexicano SAB de CV	1,872	17,752
Tsingtao Brewery Co., Ltd., Class H Shares	2,000	7,127	(a)

Total Beverages		91,449

Food & Staples Retailing - 4.0%
BIM Birlesik Magazalar AS	2,138	36,193	(a)
Cencosud SA	15,497	31,650
China Resources Beer Holdings Co., Ltd.	6,000	9,471	(a)
CP ALL PCL	31,800	36,265	(a)
E-MART Inc.	38	5,229	(a)
Magnit PJSC, Registered Shares, Sponsored GDR	1,196	46,939	(a)
Massmart Holdings Ltd.	604	3,444	(a)
Pick n Pay Stores Ltd.	1,247	4,634	(a)
President Chain Store Corp.	3,000	19,879	(a)
Shoprite Holdings Ltd.	2,144	19,807	(a)
Spar Group Ltd.	851	9,862	(a)
Sun Art Retail Group Ltd.	10,000	5,597	(a)
Wal-Mart de Mexico SAB de CV	5,024	12,611

Total Food & Staples Retailing		241,581

Food Products - 4.4%
BRF SA	591	7,126
Charoen Pokphand Foods PCL	23,100	12,606	(a)
China Huishan Dairy Holdings Co., Ltd.	25,000	9,460	(a)
China Mengniu Dairy Co., Ltd.	11,000	15,463	(a)
CJ CheilJedang Corp.	16	5,541	*(a)
Felda Global Ventures Holdings Berhad	11,500	4,794	(a)
Genting Plantations Berhad	2,000	5,525	(a)
Gruma SA de CV, Class B Shares	197	2,969
Grupo Bimbo SAB de CV, Series A Shares	1,379	3,851	*
Imperial Pacific International Holdings Ltd.	220,000	4,433	*(a)
Indofood CBP Sukses Makmur Tbk PT	4,000	4,267	(a)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Food Products - (continued)
IOI Corp. Berhad	23,300	$27,373	(a)
Kuala Lumpur Kepong Berhad	3,400	19,606	(a)
ORION Corp.	5	4,308	*(a)
Pioneer Foods Group Ltd.	628	5,249	(a)
PPB Group Berhad	3,700	14,862	(a)
PT Charoen Pokphand Indonesia Tbk	25,400	6,260	(a)
PT Indofood Sukses Makmur Tbk	15,400	7,014	(a)
Standard Foods Corp.	2,000	4,787	(a)
Thai Union Group PCL, Class F Shares	14,100	7,261	(a)
Tiger Brands Ltd.	782	14,492	(a)
Tingyi (Cayman Islands) Holding Corp.	8,000	9,204	(a)
Ulker Biskuvi Sanayi AS	1,530	9,785	(a)
Uni-President Enterprises Corp.	25,000	41,911	(a)
Want Want China Holdings Ltd.	23,000	15,194	(a)

Total Food Products		263,341

Household Products - 0.5%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	1,478	3,528
LG Household & Health Care Ltd.	13	10,834	(a)
Unilever Indonesia Tbk PT	4,900	13,141	(a)

Total Household Products		27,503

Personal Products - 0.8%
Amorepacific Corp.	42	14,323	*(a)
Amorepacific Group	44	5,531	*(a)
Hengan International Group Co., Ltd.	3,000	26,953	(a)

Total Personal Products		46,807

Tobacco - 0.7%
British American Tobacco (Malaysia) Berhad	1,100	15,319	(a)
KT&G Corp.	142	12,279	(a)
PT Gudang Garam Tbk	1,700	7,234	(a)
PT Hanjaya Mandala Sampoerna Tbk	1,200	9,028	(a)

Total Tobacco		43,860

TOTAL CONSUMER STAPLES		714,541

ENERGY - 8.1%
Energy Equipment & Services - 0.7%
Bumi Armada Berhad	50,500	12,725	*(a)
Sapurakencana Petroleum Berhad	69,000	31,499	(a)

Total Energy Equipment & Services		44,224

Oil, Gas & Consumable Fuels - 7.4%
China Petroleum & Chemical Corp., Class H Shares	34,000	19,114	(a)
China Shenhua Energy Co., Ltd., Class H Shares	5,000	7,559	(a)
CNOOC Ltd.	24,000	24,332	(a)
Ecopetrol SA	88,055	27,630
Energy Absolute PCL	5,200	3,245

Gazprom PAO	8,140	14,719
Grupa Lotos SA	511	3,215	*(a)
GS Holdings	206	8,748	*(a)
IRPC PCL	49,600	5,913	(a)
Kunlun Energy Co., Ltd.	6,000	4,445	(a)
Lukoil PJSC	365	12,330	*
NovaTek OAO, Registered Shares, Sponsored GDR	63	5,489	(a)
PetroChina Co., Ltd., Class H Shares	28,000	17,104	(a)
Petroleo Brasileiro SA	5,223	9,049	*
Petronas Dagangan Berhad	5,100	31,288	(a)
Polski Koncern Naftowy Orlen SA	1,673	25,718	(a)
Polskie Gornictwo Naftowe i Gazownictwo SA	9,319	11,871	(a)
PTT Exploration and Production PCL	6,600	10,528	(a)
PTT PCL	4,600	30,381	(a)
Rosneft Oil Co.	877	3,159	*
S-Oil Corp.	161	10,603	(a)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Sasol Ltd.	1,241	$32,406	(a)
SK Innovation Co., Ltd.	212	23,453	*(a)
Surgutneftegas	6,405	3,146	*
Tatneft	1,104	4,914	*
Thai Oil PCL	3,900	7,013	(a)
Tupras-Turkiye Petrol Rafinerileri AS	3,073	78,164	*(a)
Ultrapar Participacoes SA	690	10,244

Total Oil, Gas & Consumable Fuels		445,780

TOTAL ENERGY		490,004

FINANCIALS - 13.8%
Banks - 10.9%
Agricultural Bank of China Ltd., Class H Shares	7,000	2,521	(a)
Akbank TAS	7,444	18,160	(a)
AMMB Holdings Berhad	5,400	5,679	(a)
Banco de Chile	178,820	18,474
Banco de Credito e Inversiones	278	10,716
Banco Santander Chile	525,147	22,702
Bangkok Bank PCL	700	3,015	(a)
Bangkok Bank PCL	690	2,989	(a)
Bank of China Ltd., Class H Shares	21,000	8,312	(a)
Bank of the Philippine Islands	1,720	3,166	(a)
Bank Pekao SA	276	9,286	(a)
Bank Zachodni WBK SA	76	4,880	*(a)
Barclays Africa Group Ltd.	382	3,473	(a)
BDO Unibank Inc.	3,210	6,890	(a)
China Construction Bank Corp., Class H Shares	22,000	13,613	(a)
China Merchants Bank Co., Ltd., Class H Shares	1,500	2,916	(a)
CIMB Group Holdings Berhad	12,800	12,846	(a)
Commercial International Bank	8,030	32,202	(a)
Corpbanca SA	1,319,649	10,007
Credicorp Ltd.	591	59,904
CTBC Financial Holding Co., Ltd.	11,000	5,180	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	4,925	25,660
Grupo Financiero Inbursa SAB de CV, Class O Shares	4,728	7,630
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	3,842	5,931
Hana Financial Group Inc.	293	5,282	(a)
Hong Leong Bank Berhad	1,900	6,017	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	19,000	9,965	(a)
Kasikornbank PCL	2,600	12,424	(a)
Kasikornbank PCL	1,300	6,213	(a)
KB Financial Group Inc.	305	7,835	*(a)
Komercni Banka AS	150	31,568	(a)

Krung Thai Bank PCL	7,800	3,886
Malayan Banking Berhad	11,300	23,366	(a)
mBank SA	36	2,805	*(a)
Mega Financial Holding Co., Ltd.	9,000	5,758	(a)
OTP Bank PLC	2,098	44,585	(a)
Powszechna Kasa Oszczednosci Bank Polski SA	1,844	11,172	*(a)
PT Bank Central Asia Tbk	16,300	15,639	(a)
PT Bank Mandiri (Persero) Tbk	13,300	9,380	(a)
PT Bank Negara Indonesia (Persero) Tbk	11,500	4,147	(a)
PT Bank Rakyat Indonesia (Persero) Tbk	15,000	12,384	(a)
Public Bank Berhad	5,600	24,856	(a)
Sberbank of Russia PJSC	26,065	33,251	*
Shinhan Financial Group Co., Ltd.	279	8,958	*(a)
Siam Commercial Bank Public Co., Ltd.	3,300	12,006	(a)
Standard Bank Group Ltd.	1,126	7,991	(a)
Turkiye Garanti Bankasi AS	8,120	20,464	(a)
Turkiye Halk Bankasi AS	2,407	8,314	(a)
Turkiye Is Bankasi, Class C Shares	5,838	9,150	(a)
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	3,338	4,269	(a)
VTB Bank PJSC	12,042,381	11,681	*
Yapi ve Kredi Bankasi AS	3,059	3,848	(a)

Total Banks		653,366

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Capital Markets - 0.1%
Brait SE	361	$3,772	*(a)

Consumer Finance - 0.1%
Gentera SAB de CV	2,561	4,595

Diversified Financial Services - 1.1%
Ayala Corp.	420	6,005	(a)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,577	4,045
Corp. Financiera Colombiana SA	334	3,795
FirstRand Ltd.	2,797	7,916	(a)
Fubon Financial Holding Co., Ltd.	4,000	4,432	(a)
Grupo de Inversiones Suramericana SA	1,019	11,114
GT Capital Holdings Inc.	165	4,486	(a)
Haci Omer Sabanci Holding AS	3,251	9,425	(a)
Metro Pacific Investments Corp.	29,700	3,443	(a)
Moscow Exchange MICEX-RTS PJSC	3,163	4,002	*
Remgro Ltd.	492	7,840	(a)

Total Diversified Financial Services		66,503

Insurance - 0.8%
Cathay Financial Holding Co., Ltd.	5,000	5,482	(a)
China Life Insurance Co., Ltd., Class H Shares	2,000	4,818	(a)
China Pacific Insurance (Group) Co., Ltd., Class H Shares	800	2,806	(a)
Discovery Ltd.	416	3,378	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	1,500	6,867	(a)
Powszechny Zaklad Ubezpieczen SA	1,192	9,473	(a)
Samsung Fire & Marine Insurance Co., Ltd.	25	6,260	(a)
Samsung Life Insurance Co., Ltd.	60	5,528	(a)
Sanlam Ltd.	1,581	5,857	(a)

Total Insurance		50,469

Real Estate Investment Trusts (REITs) - 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,357	6,440	(a)
Fibra Uno Administracion SA de CV	4,728	9,473
Growthpoint Properties Ltd.	2,435	3,506	(a)

Total Real Estate Investment Trusts (REITs)		19,419

Real Estate Management & Development - 0.5%
Ayala Land Inc.	14,200	9,400	(a)
Central Pattana PCL	3,000	3,757
China Overseas Land & Investment Ltd.	2,000	5,746	(a)
SM Prime Holdings Inc.	16,500	7,380	(a)
Talaat Moustafa Group	8,795	5,784	(a)

Total Real Estate Management & Development		32,067

TOTAL FINANCIALS		830,191

HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	8,000	5,085	(a)

Health Care Providers & Services - 0.9%
Life Healthcare Group Holdings Ltd.	3,976	8,820	(a)
Mediclinic International Ltd.	1,907	14,466	(a)
Netcare Ltd.	3,986	8,502	(a)
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	3,700	7,203	(a)
Sinopharm Group Co., Ltd., Class H Shares	5,200	18,196	(a)

Total Health Care Providers & Services		57,187

Pharmaceuticals - 2.0%
Aspen Pharmacare Holdings Ltd.	1,351	22,930	*(a)
Celltrion Inc.	249	23,353	*(a)
China Medical System Holdings Ltd.	6,000	7,038	(a)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
CSPC Pharmaceutical Group Ltd.	18,000	$15,057	(a)
Hanmi Pharm. Co., Ltd.	18	10,660	*(a)
Hanmi Science Co., Ltd.	40	5,319	*(a)
Luye Pharma Group Ltd.	6,500	5,423	*(a)
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	2,000	4,765	(a)
Sino Biopharmaceutical Ltd.	20,000	13,802	(a)
Yuhan Corp.	33	9,230	*(a)

Total Pharmaceuticals		117,577

TOTAL HEALTH CARE		179,849

INDUSTRIALS - 8.7%
Aerospace & Defense - 0.3%
Embraer SA	2,168	15,589

Airlines - 0.5%
China Airlines Ltd.	17,000	5,776	*(a)
EVA Airways Corp.	12,000	6,331	*(a)
Turk Hava Yollari Anonim Ortakligi	6,751	16,752	*(a)

Total Airlines		28,859

Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	4,000	4,269	(a)

Construction & Engineering - 0.9%
China Communications Construction Co., Ltd., Class H Shares	6,000	5,348	(a)
China Railway Construction Corp., Ltd., Class H Shares	3,000	3,013	(a)
China Railway Group Ltd., Class H Shares	5,000	3,669	(a)
China State Construction International Holdings Ltd.	4,000	6,366	(a)
Dialog Group Berhad	20,100	7,671	(a)
Gamuda Berhad	8,400	9,233	(a)
IJM Corp. Berhad	15,000	12,453	(a)
Promotora y Operadora de Infraestructura SAB de CV	788	9,057

Total Construction & Engineering		56,810

Electrical Equipment - 0.2%
Teco Electric & Machinery Co., Ltd.	12,000	9,398	(a)
Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	1,000	5,168	(a)

Total Electrical Equipment		14,566

Industrial Conglomerates - 4.1%
Aboitiz Equity Ventures Inc.	7,440	9,177	(a)
Alfa SAB de CV, Class A Shares	8,669	16,150
Alliance Global Group Inc.	8,800	2,750	(a)
Beijing Enterprises Holdings Ltd.	1,000	5,053	(a)
Bidvest Group Ltd.	2,368	54,688	(a)
CITIC Ltd.	6,000	8,569	(a)
DMCI Holdings Inc.	15,400	3,694	(a)
Enka Insaat ve Sanayi AS	5,165	7,709	(a)
Far Eastern New Century Corp.	19,000	13,621	(a)
Fosun International Ltd.	3,000	3,987	(a)

Grupo Carso SA de CV, Series A1 Shares	1,773	7,169
Hap Seng Consolidated Berhad	3,300	5,726	(a)
JG Summit Holdings Inc.	9,510	13,434	(a)
Koc Holding AS	6,877	27,612	(a)
LG Corp.	94	5,837	*(a)
Samsung C&T Corp.	58	7,283	(a)
Sime Darby Berhad	14,200	27,735	(a)
SK Holdings Co., Ltd.	29	5,774	*(a)
SM Investments Corp.	580	10,133	(a)
Turkiye Sise ve Cam Fabrikalari AS	7,832	7,941	(a)

Total Industrial Conglomerates		244,042

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Machinery - 0.8%
China Conch Venture Holdings Ltd.	2,500	$4,032	(a)
CRRC Corp. Ltd., Class H Shares	6,000	5,630	(a)
Hiwin Technologies Corp.	1,000	3,698	(a)
PT United Tractors Tbk	21,100	26,997	(a)
Weg SA	1,971	7,618

Total Machinery		47,975

Marine - 0.2%
Evergreen Marine Corp. (Taiwan) Ltd.	13,000	4,555	(a)
MISC Berhad	5,100	10,776	(a)

Total Marine		15,331

Road & Rail - 0.1%
Localiza Rent A Car SA	591	3,240

Trading Companies & Distributors - 0.3%
Barloworld Ltd.	1,986	8,877	(a)
PT AKR Corporindo Tbk	22,000	11,805	(a)

Total Trading Companies & Distributors		20,682

Transportation Infrastructure - 1.2%
CCR SA	3,055	9,761
China Merchants Holdings International Co., Ltd.	2,000	5,533	(a)
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	985	8,295
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	665	9,100
International Container Terminal Services Inc.	2,200	2,818	(a)
Malaysia Airports Holdings Berhad	4,000	5,581	(a)
OHL Mexico SAB de CV	2,857	2,676	*
PT Jasa Marga (Persero) Tbk	26,600	11,184	(a)
TAV Havalimanlari Holding AS	1,838	10,915	(a)
Westports Holdings Berhad	4,900	4,792	(a)

Total Transportation Infrastructure		70,655

TOTAL INDUSTRIALS		522,018

INFORMATION TECHNOLOGY - 2.6%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co., Ltd.	3,000	7,035	(a)

Internet Software & Services - 1.2%
Alibaba Group Holding Ltd., Sponsored ADR	300	20,109	*
Baidu Inc., Sponsored ADR	100	16,327	*
Naver Corp.	8	4,223	(a)
Tencent Holdings Ltd.	1,600	30,227	(a)

Total Internet Software & Services		70,886

IT Services - 0.5%
Cielo SA	3,646	30,874

Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc.	171	3,955	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000	17,068	(a)

Total Semiconductors & Semiconductor Equipment		21,023

Software - 0.1%
Totvs SA	690	5,589

Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co., Ltd.	22	21,237	(a)

TOTAL INFORMATION TECHNOLOGY		156,644

MATERIALS - 10.8%
Chemicals - 3.0%
Formosa Chemicals & Fibre Corp.	4,000	8,640	(a)
Formosa Plastics Corp.	5,000	11,663	(a)
Grupa Azoty SA	499	12,611	*(a)
Indorama Ventures PCL	10,600	6,230	(a)
LG Chem Ltd.	46	11,447	(a)
Lotte Chemical Corp.	20	4,628	*(a)
Mexichem SAB de CV	2,955	6,093

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Chemicals - (continued)
Nan Ya Plastics Corp.	6,000	$10,516	(a)
Petronas Chemicals Group Berhad	41,000	71,189	(a)
PTT Global Chemical PCL	14,500	21,811	(a)
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	26,000	10,598	*(a)
Synthos SA	6,080	5,806	(a)

Total Chemicals		181,232

Construction Materials - 3.0%
Anhui Conch Cement Co., Ltd., Class H Shares	9,500	18,415	(a)
Cementos Argos SA	5,611	16,752
Cemex SAB de CV	37,236	16,814	*
China National Building Material Co., Ltd., Class H Shares	24,000	10,063	(a)
Grupo Argos SA	4,100	20,859
Lafarge Malaysia Berhad	6,000	13,260	(a)
PT Indocement Tunggal Prakarsa Tbk	14,500	21,011	(a)
PT Semen Indonesia (Persero) Tbk	29,000	23,602	(a)
Siam Cement PCL	2,700	32,564	(a)
Taiwan Cement Corp.	6,000	4,832	(a)

Total Construction Materials		178,172

Containers & Packaging - 0.1%
Klabin SA	1,084	5,691

Metals & Mining - 3.5%
Alrosa PAO	9,165	7,478	*
Aluminum Corporation of China Ltd., Class H Shares	30,000	8,986	*(a)
AngloGold Ashanti Ltd.	1,251	10,656	*(a)
China Steel Corp.	14,000	7,505	(a)
Compania de Minas Buenaventura SA, ADR	1,478	5,912	*
Gold Fields Ltd.	2,396	8,112	(a)
Grupo Mexico SAB de CV, Series B Shares	9,358	18,151
Hyundai Steel Co.	119	4,904	(a)
Impala Platinum Holdings Ltd.	2,196	4,611	*(a)
Industrias Penoles SAB de CV	404	3,853
Jiangxi Copper Co., Ltd., Class H Shares	10,000	9,995	(a)
KGHM Polska Miedz SA	1,546	22,106	(a)
Korea Zinc Co., Ltd.	13	4,761	*(a)
MMC Norilsk Nickel PJSC	273	31,861	*
POSCO	78	11,619	(a)
Severstal PAO	1,045	8,583	*
Southern Copper Corp.	1,084	28,097
Vale SA	2,267	5,509
Zijin Mining Group Co., Ltd., Class H Shares	46,000	10,418	(a)

Total Metals & Mining		213,117

Paper & Forest Products - 1.2%
Empresas CMPC SA	18,553	42,131
Fibria Celulose SA	394	4,340
Mondi Ltd.	377	6,262	(a)
Nine Dragons Paper Holdings Ltd.	13,000	8,225	(a)
Sappi Ltd.	1,725	7,842	*(a)

Total Paper & Forest Products		68,800

TOTAL MATERIALS		647,012

TELECOMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 2.8%
China Telecom Corp., Ltd., Class H Shares	20,000	9,443	(a)
China Unicom (Hong Kong) Ltd.	8,000	8,894	(a)
Chunghwa Telecom Co., Ltd.	11,000	34,021	(a)
KT Corp.	402	9,165	(a)
LG Uplus Corp.	2,104	17,065	(a)
PT Telekomunikasi Indonesia Persero Tbk	173,000	42,434	(a)
PT XL Axiata Tbk	11,600	3,108	*(a)
Rostelecom PJSC	6,681	7,607	*
Telekom Malaysia Berhad	5,900	9,270	(a)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - (continued)
Telesites SAB de CV	5,600	$3,396	*
Telkom South Africa SOC Ltd.	824	3,333	(a)
True Corp. PCL	49,900	9,915	*(a)
Turk Telekomunikasyon AS	7,876	14,429	(a)

Total Diversified Telecommunication Services		172,080

Wireless Telecommunication Services - 7.8%
Advanced Info Service PCL	5,800	27,432	(a)
America Movil SAB de CV, Series L Shares	68,464	48,391
Axiata Group Berhad	15,700	21,249	(a)
China Mobile Ltd.	7,500	82,078	(a)
DiGi.Com Berhad	20,900	24,570	(a)
Far EasTone Telecommunications Co., Ltd.	5,000	10,322	(a)
Globe Telecom Inc.	255	10,009	(a)
Maxis Berhad	10,800	14,905	(a)
MegaFon PJSC, Registered Shares, GDR	720	8,635	(a)
Mobile TeleSystems PJSC, Sponsored ADR	4,039	28,273
MTN Group Ltd.	4,737	41,767	(a)
Philippine Long Distance Telephone Co.	725	33,947	(a)
PT Tower Bersama Infrastructure Tbk	7,800	3,627	*(a)
Sistema JSFC, Registered Shares, Sponsored GDR	1,348	7,545	(a)
SK Telecom Co., Ltd.	97	16,994	(a)
Taiwan Mobile Co., Ltd.	5,000	15,028	(a)
Tim Participacoes SA	5,814	9,259
Turkcell Iletisim Hizmetleri AS	15,681	55,742	(a)
Vodacom Group Ltd.	992	9,088	(a)

Total Wireless Telecommunication Services		468,861

TOTAL TELECOMMUNICATION SERVICES		640,941

UTILITIES - 7.3%
Electric Utilities - 3.4%
CEZ AS	1,643	27,279	(a)
CPFL Energia SA	985	3,992	*
EDP - Energias do Brasil SA	1,281	3,882
Enea SA	2,117	6,101	(a)
Energa SA	1,986	6,599	(a)
Enersis Americas SA	90,314	21,522
Equatorial Energia SA	788	7,126
Korea Electric Power Corp.	992	43,693	*(a)
PGE Polska Grupa Energetyczna SA	7,726	26,219	(a)
Tauron Polska Energia SA	9,952	6,631	(a)
Tenaga Nasional Berhad	15,400	50,421	(a)

Total Electric Utilities		203,465

Gas Utilities - 1.3%
China Gas Holdings Ltd.	4,000	5,093	(a)
China Resources Gas Group Ltd.	2,000	5,033	(a)
ENN Energy Holdings Ltd.	2,000	9,049	(a)
Korea Gas Corp.	170	5,333	*(a)
Petronas Gas Berhad	2,900	15,991	(a)
PT Perusahaan Gas Negara	210,300	37,221	(a)

Total Gas Utilities		77,720

Independent Power and Renewable Electricity Producers - 2.0%
Aboitiz Power Corp.	24,800	21,701	(a)
AES Gener SA	11,482	5,037
CGN Power Co., Ltd., Class H Shares	25,000	7,468	(a)
China Longyuan Power Group Corp., Ltd., Class H Shares	9,000	5,373	(a)
China Power International Development Ltd.	11,000	4,921	(a)
China Resources Power Holdings Co., Ltd.	6,000	10,279	(a)
Colbun SA	36,031	9,136
Empresa Nacional de Electricidad SA	15,328	19,960
Energy Development Corp.	163,200	18,907	(a)
Huadian Power International Corp., Ltd., Class H Shares	3,940	2,343	(a)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Huaneng Power International Inc., Class H Shares	10,000	$8,099	(a)
Huaneng Renewables Corp., Ltd., Class H Shares	12,000	2,595	(a)
Tractebel Energia SA	690	5,838

Total Independent Power and Renewable Electricity Producers		121,657

Multi-Utilities - 0.2%
YTL Corp. Berhad	19,700	7,421	(a)
YTL Power International Bhd	9,200	3,256	(a)

Total Multi-Utilities		10,677

Water Utilities - 0.4%
Aguas Andinas SA, Class A Shares	8,109	4,069
Beijing Enterprises Water Group Ltd.	12,000	6,001	*(a)
Companhia de Saneamento Basico do Estado de Sao Paulo	1,380	7,356
Guangdong Investment Ltd.	8,000	10,236	(a)

Total Water Utilities		27,662

TOTAL UTILITIES		441,181

TOTAL COMMON STOCKS (Cost - $5,466,363)		5,279,857

PREFERRED STOCKS - 2.4%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
Lojas Americanas SA	1,872	8,724

CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Embotelladora Andina SA, Class B Shares	3,220	9,072

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
AK Transneft OAO	1	2,557	*
Petroleo Brasileiro SA	6,898	8,347	*
Surgutneftegas	5,223	3,182	*

TOTAL ENERGY		14,086

FINANCIALS - 0.8%
Banks - 0.7%
Banco Bradesco SA	1,577	7,156
Bancolombia SA	1,882	13,749
Grupo Aval Acciones y Valores SA	14,784	4,751
Itau Unibanco Holding SA	1,774	11,066
Itausa - Investimentos Itau SA	3,252	5,594

Total Banks		42,316

Diversified Financial Services - 0.1%
Grupo de Inversiones Suramericana SA	439	4,614

TOTAL FINANCIALS		46,930

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co., Ltd.	5	4,183	(a)

MATERIALS - 0.5%
Chemicals - 0.4%
Sociedad Quimica y Minera de Chile SA, Class B Shares	1,452	23,302

Metals & Mining - 0.1%
Vale SA	3,252	5,886

Paper & Forest Products - 0.0%
Suzano Papel e Celulose SA, Class A Shares	690	2,752

TOTAL MATERIALS		31,940

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Brasil SA		2,661	$23,125

UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais		3,153	4,659

TOTAL PREFERRED STOCKS (Cost - $159,942)			142,719

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,626,305)			5,422,576

	RATE
SHORT-TERM INVESTMENTS - 9.2%
SSgA US Government Money Market Fund, Class N (Cost - $551,331)	0.000%	551,331	551,331

TOTAL INVESTMENTS - 99.3% (Cost - $6,177,636#)			5,973,907
Other Assets in Excess of Liabilities - 0.7%			41,500

TOTAL NET ASSETS - 100.0%			$6,015,407

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund seeks to track the investment results of the QS DBI Emerging Markets Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term Investments†:
Common Stocks:
Consumer Discretionary	$192,651	$464,825	—	$657,476
Consumer Staples	124,492	590,049	—	714,541
Energy	88,436	401,568	—	490,004
Financials	250,623	579,568	—	830,191
Health Care	—	179,849	—	179,849
Industrials	88,655	433,363	—	522,018
Information Technology	72,899	83,745	—	156,644
Materials	222,124	424,888	—	647,012
Telecommunication Services	96,926	544,015	—	640,941
Utilities	87,918	353,263	—	441,181
Preferred Stocks:
Information Technology	—	4,183	—	4,183
Other Preferred Stocks	138,536	—	—	138,536

Total Long-term Investments	$1,363,260	$4,059,316	—	$5,422,576

Short-term Investments†	551,331	—	—	551,331

Total Investments	$1,914,591	$4,059,316	—	$5,973,907

Other Financial Instruments:
Futures Contracts	6,180	—	—	6,180

Total	$1,920,771	$4,059,316	—	$5,980,087

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Currency Contracts	—	$7,705	—	$7,705

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2016, securities valued at $3,829,105 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$110,689
Gross unrealized depreciation	(314,418)

Net unrealized depreciation	$(203,729)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
SGX Nifty 50 Index	39	2/16	$582,798	$588,978	$6,180

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
INR	40,000,000	USD	595,415	Bank of New York	2/18/16	$(7,705)

Abbreviations used in this table:

INR	— Indian Rupee
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 24, 2016